LEASE OPERATION - Maturity (Details) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Non-currrent lease maturity
Balance	R$ 987,705
2021
Non-currrent lease maturity
Balance	199,356
2022
Non-currrent lease maturity
Balance	207,895
2023
Non-currrent lease maturity
Balance	189,267
2024
Non-currrent lease maturity
Balance	187,226
2025
Non-currrent lease maturity
Balance	93,115
After 2025
Non-currrent lease maturity
Balance	R$ 110,846